ANNUAL
                                     REPORT
                                 April 30, 1998


                                     THE AAL
                                 U.S. GOVERNMENT
                                   ZERO COUPON
                                   TARGET FUNDS
                                   Series 2001


                                     THE AAL
                                 U.S. GOVERNMENT
                                   ZERO COUPON
                                  TARGET FUNDS
                                   Series 2006


                            [AAL MUTUAL FUNDS LOGO]

[AAL Mutual Funds Letterhead]

April 30, 1998

Dear Shareholder:

We are pleased to provide you with the updated annual report for The AAL U.S. Government Zero Coupon Target Funds. In addition to the Target Funds, which are no longer open to investors, we also offer ten other diverse portfolios
(available in both class A and B shares) to help you plan for your financial future, including:

EQUITY-ORIENTED FUNDS

o  The AAL Small Cap Stock Fund -- Investing in Small Company Stocks

o  The AAL Mid Cap Stock Fund -- Investing in Mid-Sized Company Stocks

o  The AAL International Fund -- Investing in Foreign Stocks

o  The AAL Capital Growth Fund -- Investing in Large Company Stocks

o  The AAL Equity Income Fund -- Investing in Income-Producing Equity Securities

o  The AAL Balanced Fund -- Investing in Stocks, Bonds and Money Market
   Instruments

INCOME-ORIENTED FUNDS

o  The AAL High Yield Bond Fund -- Investing in Below Investment Grade Bonds

o  The AAL Municipal Bond Fund -- Investing in Investment Grade Municipal Bonds

o  The AAL Bond Fund -- Investing in Investment Grade Bonds

o  The AAL Money Market Fund -- Investing in Money Market Instruments


To invest in these Funds, you can either use new dollars to purchase shares, or you can use our exchange privilege to exchange your current Target Fund shares for those of another Fund without additional sales charge. For more information about these Funds and the exchange privilege, contact your local Registered
Representative or call Capital Connection(R) at 800-553-6319 for your complimentary prospectus kit.

Thank you again for your continued confidence in The AAL Mutual Funds. We look forward to serving you again in the near future.

Sincerely,

/s/ Ronald G. Anderson

Ronald G. Anderson
President

                         PORTFOLIO MANAGER'S DISCUSSION

The year ended April 30, 1998, was a good year for bonds. Interest rates, as measured by the U.S. Treasury note having 10 years to maturity, fell about 1.00% during the period. The yield on the 10-year U.S. Treasury note was about 6.70% on April 30, 1997, and was on a path of general decline until early in January of this year when it touched down to a rate of 5.40%. Since early January the yield on the 10-year note has fluctuated in a fairly tight band between 5.40% and 5.80%. The primary reason for the strong performance is the excellent inflation data we received during the year. The weakness in Southeast Asia also contributed by creating a flight to quality move into U.S. bonds. Another positive factor for bonds has been the well-publicized fact that the U.S. budget will be in a surplus for the current fiscal year, and the Treasury department has recently announced a reduction in its regular schedule of new Treasury security auctions to reflect this.

Michael R. Hilt
Portfolio Manager

--------------------------------------------------------------------------------
                         VALUE OF A $10,000 INVESTMENT
                          Including 4.75% Sales Charge

                           [LINE CHART APPEARS HERE]

TARGET FUND SERIES 2001       TARGET FUND SERIES 2006        LEHMAN BROS. AGGREGATE BOND INDEX

          FROM INCEPTION                 FROM INCEPTION                 FROM INCEPTION
DATE      ENDING DOLLARS      DATE       ENDING DOLLARS      DATE       ENDING DOLLARS
------------------------      -------------------------      -------------------------
14-Nov-90    $9,523.81        14-Nov-90    $9,523.81         11/14/90     $10,000.00
30-Nov-90     9,676.19        30-Nov-90     9,733.33         11/30/90      10,107.50
31-Dec-90     9,894.55        31-Dec-90    10,021.66         12/31/90      10,265.18
31-Jan-91     9,913.78        31-Jan-91     9,915.87          1/31/91      10,392.47
28-Feb-91     9,904.17        28-Feb-91     9,944.72          2/28/91      10,480.80
29-Mar-91     9,856.09        29-Mar-91     9,887.01          3/29/91      10,553.12
30-Apr-91     9,856.09        30-Apr-91     9,915.87          4/30/91      10,667.09
31-May-91     9,740.70        31-May-91     9,704.28          5/31/91      10,728.96
28-Jun-91     9,586.85        28-Jun-91     9,473.45          6/28/91      10,723.60
31-Jul-91     9,683.01        31-Jul-91     9,579.25          7/31/91      10,872.66
30-Aug-91    10,000.32        30-Aug-91     9,983.19          8/30/91      11,107.50
30-Sep-91    10,365.72        30-Sep-91    10,406.37          9/30/91      11,332.99
31-Oct-91    10,317.64        31-Oct-91    10,319.81         10/31/91      11,458.78
30-Nov-91    10,413.80        30-Nov-91    10,310.19         11/30/91      11,564.20
31-Dec-91    11,868.69        27-Dec-91    10,893.42         12/31/91      11,907.66
31-Jan-92    11,247.84        31-Dec-91    11,957.50          1/31/92      11,745.72
28-Feb-92    11,216.80        31-Jan-92    11,270.64          2/28/92      11,822.06
31-Mar-92    10,989.15        28-Feb-92    11,176.98          3/31/92      11,755.86
30-Apr-92    10,978.80        31-Mar-92    11,000.07          4/30/92      11,840.50
31-May-92    11,175.41        30-Apr-92    10,843.96          5/29/92      12,064.29
30-Jun-92    11,413.40        29-May-92    11,218.61          6/30/92      12,230.77
31-Jul-92    11,879.04        30-Jun-92    11,301.86          7/31/92      12,480.28
31-Aug-92    11,972.17        31-Jul-92    11,978.31          8/31/92      12,606.33
30-Sep-92    12,282.60        31-Aug-92    12,019.94          9/30/92      12,756.35
30-Oct-92    11,848.00        30-Sep-92    12,311.33         10/30/92      12,586.69
30-Nov-92    11,641.05        30-Oct-92    11,666.11         11/30/92      12,589.21
31-Dec-92    11,929.62        30-Nov-92    11,697.33         12/31/92      12,789.38
31-Dec-92    12,702.84        31-Dec-92    12,149.47          1/29/93      13,034.93
29-Jan-93    13,023.45        31-Dec-92    12,983.71          2/26/93      13,263.04
26-Feb-93    13,532.01        29-Jan-93    13,328.91          3/31/93      13,318.75
31-Mar-93    13,520.95        26-Feb-93    14,041.56          4/30/93      13,411.98
30-Apr-93    13,543.06        31-Mar-93    13,919.08          5/31/93      13,429.41
28-May-93    13,443.56        30-Apr-93    13,941.35          6/30/93      13,672.49
30-Jun-93    13,841.56        28-May-93    13,907.94          7/30/93      13,750.42
01-Jul-93    13,889.93        30-Jun-93    14,553.79          8/31/93      13,991.05
30-Jul-93    14,033.81        01-Jul-93    14,544.37          9/30/93      14,028.83
31-Aug-93    14,421.18        30-Jul-93    15,025.08         10/29/93      14,080.73
30-Sep-93    14,520.79        31-Aug-93    15,572.87         11/30/93      13,961.05
29-Oct-93    14,498.66        30-Sep-93    15,762.92         12/31/93      14,036.44
30-Nov-93    14,000.61        29-Oct-93    15,762.92          1/31/94      14,225.93
31-Dec-93    14,059.39        30-Nov-93    14,958.01          2/28/94      13,978.40
31-Dec-93    14,861.31        31-Dec-93    15,082.35          3/31/94      13,633.13
31-Jan-94    15,052.99        31-Dec-93    15,941.32          4/29/94      13,524.07
28-Feb-94    14,362.96        31-Jan-94    16,373.19          5/31/94      13,522.71
31-Mar-94    13,724.03        28-Feb-94    15,268.10          6/30/94      13,492.96
29-Apr-94    13,468.47        31-Mar-94    14,251.92          7/29/94      13,761.47
31-May-94    13,379.02        29-Apr-94    13,921.66          8/31/94      13,777.99
30-Jun-94    13,225.68        31-May-94    13,832.75          9/30/94      13,575.45
29-Jul-94    13,468.47        30-Jun-94    13,515.19         10/31/94      13,563.23
31-Aug-94    13,353.46        29-Jul-94    13,959.77         11/30/94      13,533.39
30-Sep-94    12,982.89        31-Aug-94    13,769.23         12/30/94      13,626.78
31-Oct-94    12,803.99        30-Sep-94    13,108.72          1/31/95      13,896.59
30-Nov-94    12,688.98        31-Oct-94    12,918.18          2/28/95      14,227.32
30-Dec-94    13,362.06        30-Nov-94    12,956.29          3/31/95      14,314.11
30-Dec-94    13,580.66        30-Dec-94    13,840.93          4/28/95      14,514.51
31-Jan-95    13,788.74        30-Dec-94    14,112.16          5/31/95      15,076.22
28-Feb-95    14,260.38        31-Jan-95    14,431.63          6/30/95      15,186.28
31-Mar-95    14,232.64        28-Feb-95    14,945.56          7/31/95      15,152.87
28-Apr-95    14,385.23        31-Mar-95    14,959.45          8/31/95      15,336.22
31-May-95    15,148.19        30-Apr-95    15,181.68          9/29/95      15,484.98
30-Jun-95    15,217.55        31-May-95    16,542.90         10/31/95      15,686.28
31-Jul-95    14,981.73        30-Jun-95    16,681.80         11/30/95      15,921.58
31-Aug-95    15,106.57        31-Jul-95    16,237.32         12/29/95      16,144.48
29-Sep-95    15,175.93        31-Aug-95    16,529.01          1/31/96      16,251.03
31-Oct-95    15,384.01        29-Sep-95    16,779.03          2/29/96      15,968.26
30-Nov-95    15,605.96        31-Oct-95    17,181.83          3/29/96      15,856.49
28-Dec-95    15,732.09        30-Nov-95    17,626.31          4/30/96      15,767.69
29-Dec-95    16,679.50        28-Dec-95    17,964.82          5/31/96      15,736.15
31-Jan-96    16,753.83        29-Dec-95    19,063.04          6/28/96      15,947.02
29-Feb-96    16,248.39        31-Jan-96    18,958.46          7/31/96      15,990.08
29-Mar-96    15,951.07        29-Feb-96    17,837.98          8/30/96      15,962.89
30-Apr-96    15,683.48        29-Mar-96    17,389.79          9/30/96      16,240.65
31-May-96    15,490.23        30-Apr-96    16,926.66         10/31/96      16,601.19
28-Jun-96    15,638.89        31-May-96    16,672.69         11/29/96      16,885.07
31-Jul-96    15,564.56        28-Jun-96    16,971.48         12/31/96      16,728.04
30-Aug-96    15,445.63        31-Jul-96    16,851.96          1/31/97      16,779.90
30-Sep-96    15,638.89        30-Aug-96    16,538.23          2/28/97      16,821.85
31-Oct-96    15,965.94        30-Sep-96    16,941.60          3/31/97      16,635.12
29-Nov-96    16,174.06        31-Oct-96    17,584.01          4/30/97      16,884.65
30-Dec-96    15,953.65        29-Nov-96    18,106.90          5/30/97      17,045.05
31-Dec-96    16,828.07        30-Dec-96    17,725.83          6/30/97      17,247.89
31-Jan-97    16,780.31        31-Dec-96    18,622.52          7/31/97      17,713.58
28-Feb-97    16,684.79        31-Jan-97    18,413.45          8/29/97      17,563.02
31-Mar-97    16,398.22        28-Feb-97    18,284.80          9/30/97      17,822.95
30-Apr-97    16,525.58        31-Mar-97    17,721.95         10/31/97      18,081.38
30-May-97    16,589.26        30-Apr-97    18,075.74         11/28/97      18,164.56
30-Jun-97    16,652.95        30-May-97    18,156.15         12/31/97      18,348.02
31-Jul-97    17,003.20        30-Jun-97    18,349.13          1/30/98      18,582.87
29-Aug-97    16,748.47        31-Jul-97    19,281.86          2/27/98      18,568.01
30-Sep-97    16,875.83        29-Aug-97    18,654.68          3/31/98      18,631.14
31-Oct-97    17,035.04        30-Sep-97    19,040.64          4/30/98      18,728.02
28-Nov-97    16,971.36        31-Oct-97    19,507.01
15-Dec-97    17,008.61        28-Nov-97    19,507.01
31-Dec-97    18,041.22        15-Dec-97    19,674.12
30-Jan-98    18,245.08        31-Dec-97    20,844.65
27-Feb-98    18,092.19        30-Jan-98    21,222.40
31-Mar-98    18,024.23        27-Feb-98    20,982.01
30-Apr-98    18,371.33        31-Mar-98    20,878.99
                              30-Apr-98    21,217.45


The Lehman Brothers Aggregate Bond Index is an unmanaged index that encompasses four major classes of fixed-income securities in the U.S.: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities. A direct investment cannot be made in this index.



        Average Annual Total Returns -- Based on the Net Amount Invested
                              As of April 30, 1998

                        The AAL U.S. Government Zero Coupon
                         Target Fund        Target Fund
                         Series 2001        Series 2006
                         ------------       -------------

1-year                      9.17%             15.30%
5-year                      5.89%              8.38%
From Inception              9.20%             11.33%

Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Investment Objective

The Funds seek high investment return from U.S. government securities that provide investors with a reasonable assurance that they will receive a target dollar amount predictable at the time of investment.

                             The AAL U.S. Government
                             Zero Coupon Target Fund
                                   Series 2001
                                   -----------


SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998
--------------------------------------------

Principal                                              Yield to      Maturity        Market
Amount         Long-Term Obligations (100%)            Maturity      Date            Value
-------------------------------------------------------------------------------------------

               U.S. GOVERNMENT ZERO COUPON BONDS
               Separate Trading of Registered Interest
               and Principal of Securities
$1,903,000     (amortized cost basis $1,482,062)       5.65%          11/15/2001     $1.561.924



                             The AAL U.S. Government
                             Zero Coupon Target Fund
                                   Series 2006
                                   -----------


SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998
--------------------------------------------

Principal                                                 Yield to       Maturity       Market
Amount         Long-Term Obligations (100%)               Maturity       Date           Value
----------------------------------------------------------------------------------------------
               U.S. GOVERNMENT ZERO COUPON BONDS
               Separate Trading of Registered Interest
               and Principal of Securities
$2,705,000     (amortized cost basis $1,405,407)          5.87%          11/15/2006     $1,650,534


     The accompanying notes to the financial statements are an integral part of this schedule.

                       STATEMENT OF ASSETS AND LIABILITIES



                The AAL U.S. Government Zero Coupon Target Funds


 April 30, 1998                                                 Series 2001   Series 2006
     ------------------------------------------------------------------------------------------
ASSETS
  Investments, at value (Cost: $1,482,062 and $1,405,407, respectively)
  ............................................................  $1,561,924    $1,650,534
  Cash .......................................................         277            60
  Prepaid expenses ...........................................       1,014         1,014
  Receivable from affiliate ..................................       4,360         3,720
                                                                 ---------     ---------
  Total Assets ...............................................  $1,567,575    $1,655,328
                                                                 =========     =========

LIABILITIES
  Income distributions payable ...............................     $31,757    $   30,418
  Accrued expenses ...........................................      10,822         5,832
  Redemptions payable ........................................          --         3,133
                                                                 ---------     ---------
  Total Liabilities ..........................................      42,579        39,383
                                                                 ---------     ---------

NET ASSETS
  Trust capital (beneficial interest) ........................   1,440,248     1,367,201
  Accumulated undistributed net income (loss) ................         309           805
  Net unrealized appreciation on investments .................      79,862       245,127
  Accumulated net realized gain on investments ...............       4,577         2,812
                                                                 ---------     ---------
  Total Net Assets ...........................................  $1,524,996    $1,615,945
                                                                 ---------     ---------

  Total Liabilities and Capital ..............................  $1,567,575    $1,655,328
                                                                 =========     =========
  Shares of beneficial interest outstanding (unlimited number of
  shares authorized) .........................................     143,736       133,212
                                                                 =========     =========

  Net asset value per share ..................................  $    10.61    $    12.13
                                                                 =========     =========

  Maximum public offering price ..............................  $    11.14    $    12.73
                                                                 =========     =========

     The accompanying notes to the financial statements are an integral part of this statement.

                            STATEMENT OF OPERATIONS

                The AAL U.S. Government Zero Coupon Target Funds

                                                         Series        Series
For the Year Ended April 30, 1998                         2001          2006
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Taxable interest ...................................  $ 114,480   $ 105,761
                                                          -------     -------
Total Investment Income                                 $ 114,480   $ 105,761

EXPENSES
  Audit and legal fees ...............................      2,310       2,310
  Custodian fees .....................................        217         153
  Administrative service fees ........................      2,617       2,617
  Printing and postage expense .......................      1,647       1,671
  SEC and state registration fees ....................      1,153       1,154
  Transfer agent fees ................................      1,444       1,461
  Trustees fees and expenses .........................      4,225       4,225
  Shareholder maintenance fees........................        186         279
                                                          -------     -------
Total Expenses .......................................     13,799      13,870
                                                          -------     -------
Less reimbursement from Adviser ......................     (1,099)    (1,172)
                                                          -------     -------
Total Net Expenses ...................................     12,700      12,698
                                                          -------     -------
Net Investment Income ................................    101,780      93,063
                                                          -------     -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments .....................     11,549       9,307
Increase in unrealized appreciation on investments ...     37,006     119,280
                                                          -------     -------
Net Realized & Unrealized Gains on Investments .......     48,555     128,587
                                                          -------     -------
Net Increase in Net Assets Resulting from Operations..  $ 150,335   $ 221,650
                                                          =======     =======

     The accompanying notes to the financial statements are an integral part of this statement.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                The AAL U.S. Government Zero Coupon
                                                ---------------------------------------------------
                                                Series 2001                 Series 2006
                                                -----==--------------------------------------------
                                                Year          Year          Year          Year
                                                Ended         Ended         Ended         Ended
                                                4/30/97       4/30/98       4/30/97       4/30/98
                                                ---------------------------------------------------
OPERATIONS
Net investment income ...................       $  105,517    $ 101,780    $  90,693      $   93,063
Net realized gains on investments........           12,745       11,549       20,903           9,307
Increase (decrease) in unrealized
 appreciation on investments ............         (24,902)       37,006     (16,062)         119,280
                                                    ------       ------       ------         -------
Net Increase in Net Assets
 Resulting from Operations ................         93,360      150,335       95,534         221,650
                                                   -------      -------      -------         -------
Distributions to Shareholders
Dividends from net investment income ......      (105,517)    (101,780)     (90,693)        (93,063)
Capital gains distributions ...............       (16,021)     (11,128)     (20,439)        (14,421)
                                                 ---------     --------    ---------        --------
Total Distributions to Shareholders .......      (121,538)    (112,908)    (111,132)       (107,484)
                                                 ---------    ---------    ---------       ---------
Trust Shares Transactions
Income dividends reinvested ...............         92,532       94,055       88,242          87,603
Capital gains distributions reinvested.....         14,602       10,811       20,277          14,308
Redemption of trust shares ................      (179,176)    (328,111)    (119,754)        (53,002)
                                                  --------     --------     --------        --------
Net Increase (Decrease) in Trust Capital...       (72,042)    (223,245)     (11,235)          48,909
                                                    ------       ------       ------        --------
Net Increase (Decrease) in Net Assets .....      (100,220)    (185,818)     (26,833)         163,075

Net Assets Beginning of Period ............      1,811,034    1,710,814    1,479,703       1,452,870
                                                 ---------    ---------    ---------       ---------
Net Assets End of Period ..................      1,710,814  $ 1,524,996  $ 1,452,870      $1,615,945
                                                 =========    =========    =========       =========

     The accompanying notes to the financial statements are an integral part of this statement.

                          NOTES TO FINANCIAL STATEMENTS

As of April 30, 1998

(A) ORGANIZATION

The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond, Money Market and U.S. Government Zero Coupon Target Funds. The twelve AAL Mutual Funds are collectively referred to as the "Funds."

On November 14, 1990, The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 commenced operations. Effective June 1, 1993, the Board of Trustees of The AAL Mutual Funds closed The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 to new shareholders and to additional purchases of shares by existing shareholders.

(B) SIGNIFICANT ACCOUNTING POLICIES

The Funds' principal accounting policies are:

Valuation -- Securities traded on national securities exchanges are valued at last reported sales prices. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

Federal Income Taxes -- Each Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly anticipate paying no Federal income taxes and no Federal income tax provision was required.

Distributions to Shareholders -- Net investment income is distributed to each shareholder as a dividend. Dividends from the Target Funds are declared daily and distributed annually. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Other -- For financial statement purposes, investment security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discount is amortized over the life of the respective bonds. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences be reclassified to trust capital.

Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(C) INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation (the "Adviser") under which the two separate Target Fund portfolios pay a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at: 0.50 of 1% of the average daily net assets of The AAL U.S. Government Zero Coupon Target Funds Series 2001 and Series 2006. Payments under the Investment Advisory Agreement were discontinued effective July 1, 1993. For the period May 1, 1995, through October 31, 1995, the Adviser entered into a sub-advisory agreement with Duff & Phelps Investment Management Co. (the "Sub-Adviser"). The sub-advisory fee, which was paid by the Adviser, was equal to: 0.10 of 1% of the average daily net assets for The AAL U.S. Government Zero Coupon Target Funds. Effective November 1, 1995, the sub-advisory agreement was terminated.

The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain sales activities relating to the distribution of shares to investors. Payments under the Plan are equal to a maximum of 0.10 of 1% of average daily net assets. Payments under the Plan were discontinued effective July 1, 1993.

Trustees of the Trust not affiliated with AAL or the Adviser received $8,555 in fees for fiscal 1997-98 from the Target Funds. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

The Adviser voluntarily has reimbursed The AAL U.S. Government Zero Coupon Target Funds for all expenses in excess of 1% of average daily net assets since inception.

         AAL  is  the  ultimate  parent  company  for  AAL  Capital   Management
Corporation.

(D)  FEDERAL INCOME TAX INFORMATION (unaudited)
     In  early   1998,   shareholders   received   information   regarding   all
distributions paid to them by the Funds during the calendar year 1997. The Funds hereby designate the following as long-term capital gains:

                    20%            28%
                  -------        -------
Series 2001       $6,977         $4,151
Series 2006        6,965          7,456



                  NOTES TO FINANCIAL STATEMENTS - (Continued)

(E)  SECURITY TRANSACTIONS
         During the years ended April 30, 1997, and April 30, 1998, purchases and sales of securities other than short-term obligations were as follows:

                       Purchases                                Sales
                       ---------                                -----
                  4/30/97       4/30/98                 4/30/97          4/30/98
                  -------       -------                 -------          -------
Series 2001         --            --                   $ 216,105       $ 352,146
Series 2006         --            --                     139,852          72,054


All purchases and sales of The AAL U.S. Government Zero Coupon Target Funds were in U.S. government obligations.

Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The gross unrealized appreciation on investments at April 30, 1997, and April 30, 1998, were as follows:


                                   4/30/97                                                 4/30/98
                                   -------                                                 -------
                                                     Net Unrealized                                         Net Unrealized
                    Appreciation   (Depreciation)    Appreciation           Appreciation   (Depreciation)   Appreciation
                    ------------   --------------    ------------           ------------   --------------   ------------

Series 2001         $ 47,476       $(4,620)          $ 42,856               $ 79,862       --               $ 79,862
Series 2006          126,592          (745)           125,847                245,127       --                245,127


(F)  TRUST TRANSACTIONS

Transactions in trust shares for the years ended April 30, 1997, and April 30, 1998, were as follows:

                                               Series       2001                        Series 2006
                                               -----------------                        -----------------
                                               4/30/97            4/30/98               4/30/97            4/30/98
                                               -------            -------               -------            -------
Shares purchased                               --                 --                    --                 --
Income dividends reinvested                       8,754             8,857                 7,626             7,232
Capital gains reinvested                          1,374             1,019                 1,734             1,181
Shares redeemed                                (17,084)           (30,893)              (10,601)           (4,504)
                                                -------            -------               -------           ------
Net Increase (Decrease) of Trust Shares         (6,956)           (21,017)               (1,241)            3,909
                                                 ======             ======                ======           ======

                    FINANCIAL HIGHLIGHTS

                                          Series 2001
                         ----------------------------------------------------
                           Year            Year            Year          Year        Year
                           Ended           Ended           Ended         Ended       Ended
Per Share Information      4/30/94         4/30/95         4/30/96       4/30/97     4/30/98
---------------------      -------         -------         -------       -------     --------

Net asset value:           $12.25          $10.54          $10.37        $10.55      $10.38
   beginning of period

INCOME FROM INVESTMENT
  OPERATIONS

Net investment income      0.700           0.663           0.647         0.639       0.636

Net realized and
  unrealized gain
  (loss) on investments    (0.623)          --            0.335         (0.068)      0.303
                           ------          -----           -----         ------      ------

Total from Investment
Operations                 0.077           0.663           0.982         0.571       0.939

 DISTRIBUTIONS FROM:
                           -----           -----           -----          -----      -----
   Net investment income   (0.700)         (0.663)         (0.761)       (0.639)     (0.636)

   Net realized
   capital gains           (1.087)         (0.170)         (0.041)       (0.102)     (0.073)
                           -----           ------          ------         -----      -----

   Total Distributions     (1.787)         (0.833)         (0.802)       (0.741)     (0.709)
                           ------          ------          ------         -----      -----

Net increase (decrease)
  in net
  asset value              (1.710)         (0.170)         0.180         (0.170)     0.230

Net asset value:
  end of period            $10.54          $10.37          $10.55        $10.38      $10.61
                           ======          ======          ======        ======      =====

Total return(d)            (0.34%)         6.82%           9.23%         5.42%       9.17%

Net assets:
end of period              $1,824,482      $1,754,517      $1,811,034    $1,710,814  $1,524,996

Ratio of expenses to
  average
  net assets(a)(b)         1.00%           1.00%           1.00%         0.97%       0.77%

Ratio of net investment
  income to average
  net assets(a)(c)         5.74%           6.50%           5.84%         6.08%       6.16%

Portfolio turnover rate    1.65%           0.00%           0.00%         0.00%       0.00%




                                                         Series 2006
                                        ----------------------------------------------------
                                       Year          Year          Year        Year       Year
                                       Ended         Ended         Ended       Ended      Ended
Per Share Information                  4/30/94       4/30/95       4/30/96     4/30/97    4/30/98
---------------------                  -------       -------       -------     -------    -------

Net asset value: beginning of period   $12.52        $10.96        $10.93      11.33      $11.24


INCOME FROM INVESTMENT
  OPERATIONS

Net investment income                  0.740         0.734         0.711       0.708      0.701

Net realized and unrealized gain
  (loss) on investments                (0.567)       0.184         0.648       0.075      1.004
                                       ------        -----         -----       -----      -----

Total from Investment Operations       0.173         0.918         1.359       0.783      1.705

 DISTRIBUTIONS FROM:
                                       -----         -----         -----       -----      -----
   Net investment income               (0.740)       (0.734)       (0.865)     (0.708)    (0.701)

   Net realized
   capital gains                       (0.993)       (0.214)       (0.094)     (0.165)    (0.114)
                                       ------        ------        ------      -----      -----

   Total Distributions                 (1.733)       (0.948)       (0.959)     (0.873)    (0.815)
                                       ------        ------        ------      -----      -----

Net increase (decrease) in net
  asset value                          (1.560)       (0.030)       0.400       (0.090)    0.890

Net asset value:
  end of period                        $10.96        $10.93        $11.33      $11.24     $12.13
                                       ======        ======        ======      ======     =====

Total return(d)                        0 .18%        9.05%         11.80%      6.84%      15.30%

Net assets:
end of period                          $1,364,890    $1,400,161    $1,479,703  $1,452,870 $1,615,945

Ratio of expenses to average
  net assets(a)(b)                     1.00%         1.00%         1.00%       1.00%      0.82%

Ratio of net investment
  income to average
  net assets(a)(c)                     5.86%         6.95%         5.83%       6.22%      6.03%

Portfolio turnover rate                1.05%         0.00%         0.00%       0.00%      0.00%


(a) Calculated on an annualized basis.
(b) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratio would have been as follows:

                   Year      Year      Year        Year      Year
                   Ended     Ended     Ended      Ended     Ended
                  4/30/94   4/30/95   4/30/96    4/30/97   4/30/98
                  -------   -------   -------    -------   -------
Series 2001       2.33%     2.00%     1.74%      0.99%     0.84%

Series 2006       6.19%     2.49%     2.07%      1.17%     0.90%


(c) If the Funds had paid all of their expenses the ratio would have been as follows:

                  Year      Year      Year      Year        Year
                  Ended     Ended     Ended     Ended       Ended
                 4/30/94   4/30/95   4/30/96    4/30/97     4/30/98
                 -------   -------   -------    -------     -------
Series 2001      4.41%     5.51%     5.10%      6.07%       6.10%

Series 2006      3.72%     5.46%     4.76%      6.04%       5.96%

(d) Total returns are based on net amount invested for a one-year period.

                        REPORT OF INDEPENDENT ACCOUNTANTS

                            100 East Wisconsin Avenue
                                   Suite 1500
                               Milwaukee, WI 53202
                             Telephone 414-276-9500

                                     [LOGO]



Price Waterhouse LLP

To the Shareholders and Trustees of The AAL Mutual Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The AAL U.S. Government Zero Coupon Target Fund Series 2001 and The AAL U.S. Government Zero Coupon Target Fund Series 2006 (two of the portfolios constituting The AAL Mutual Funds, the "Funds") at April 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the year ended April 30, 1998, and the other periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1998, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP

May 15, 1998

[AAL Mutual Funds Letterhead]

BOARD OF TRUSTEES
         John H. Pender -- Chairman of the Board
         Ronald G. Anderson
         F. Gregory Campbell
         Richard L. Gady
         John O. Gilbert
         D.W. Russler
         Lawrence M. Woods
OFFICERS
         Ronald G. Anderson -- President
         Terrance P. Gallagher -- Treasurer
         Charles D. Gariboldi, Jr. -- Assistant Treasurer
         Robert G. Same -- Vice President & Secretary
         Joseph F. Wreschnig -- Assistant Secretary

INVESTMENT ADVISER & DISTRIBUTOR
         AAL Capital  Management Corporation
         222 West College Avenue
         Appleton, WI 54919-0007

CUSTODIAN, TRANSFER AGENT
& DISBURSING AGENT
         Firstar Trust Company
         615 East Michigan Street
         P.O. Box 2981
         Milwaukee, WI  53201-2981

LEGAL COUNSEL
         Quarles & Brady
         411 East Wisconsin Avenue
         Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
         Price Waterhouse LLP
         Suite 1500
         100 East Wisconsin Avenue
         Milwaukee, WI  53202


                                  [AAL LOGO]

                             The AAL Mutual Funds
                             ---------------------
               222 West College Avenue, Appleton, WI 54919-0007
                                 800-553-6319
                      World Wide Web: http://www.aal.org
                        e-mail address: aalcmc@aal.org